Exit or Disposal Activities	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
EXIT OR DISPOSAL ACTIVITIES
EXIT OR DISPOSAL ACTIVITIES
Management is continually re-evaluating the Company’s operating facilities, including acquired operating facilities, against its long-term strategic goals. Liabilities associated with exit or disposal activities are recognized as incurred in accordance with the Exit or Disposal Cost Obligations Topic of the ASC. Provisions for qualified exit costs are made at the time a facility is no longer operational. Qualified exit costs primarily include post-closure rent expenses or costs to terminate the contract before the end of its term and costs of employee terminations. Adjustments may be made to liabilities accrued for qualified exit costs if information becomes available upon which more accurate amounts can be reasonably estimated. Concurrently, property, plant and equipment is tested for impairment in accordance with the Property, Plant and Equipment Topic of the ASC, and if impairment exists, the carrying value of the related assets is reduced to estimated fair value. Additional impairment may be recorded for subsequent revisions in estimated fair value. Adjustments to prior provisions and additional impairment charges for property, plant and equipment of closed sites being held for disposal are recorded in Other general expense – net.
During 2016, 15 stores in Paint Stores Group, 13 branches in the Global Finishes Group, 2 facilities in Consumer Group and 1 store in the Latin America Coatings Group were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $1,020 and $505 were charged to the Consumer Group and Global Finish Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2016 of $1,513 were recorded.
During 2015, 30 stores in the Paint Stores Group, 7 branches in the Global Finishes Group and 2 stores in the Latin America Coatings Group were closed due to lower demand or redundancy. In addition, the Global Finishes Group exited a business in Europe. Provisions for severance and other qualified exit cost of $168 and $8,329 were charged to the Paint Stores Group and Global Finishes Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2015 of $1,264 were recorded.
During 2014, 7 facilities and 24 stores and branches were closed due to lower demand or redundancy. In addition, the Global Finishes Group exited its business in Venezuela. Provisions for severance and other qualified exit cost of $280, $4,809 and $4,767 were charged to the Paint Stores Group, Consumer Group and Global Finishes Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2014 of $3,722 were recorded.
At December 31, 2016, a portion of the remaining accrual for qualified exit costs relating to facilities shutdown prior to
2014 is expected to be incurred by the end of 2017. The remaining portion of the ending accrual for facilities shutdown prior to 2014 primarily represented post-closure contractual expenses related to certain owned facilities which are closed and being held for disposal. The Company cannot reasonably estimate when such matters will be concluded to permit disposition.
The following tables summarize the activity and remaining liabilities associated with qualified exit costs:

(Thousands of dollars) Exit Plan	Balance at December 31, 2015	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2016
Consumer Group facilities shutdown in 2016:
Severance and related costs		$1,020	$(113)	$907
Global Finishes Group stores shutdown in 2016:
Severance and related costs		136		136
Other qualified exit costs		369	(100)	269
Paint Stores Group stores shutdown in 2015:
Other qualified exit costs	$12	481	(298)	195
Global Finishes Group stores shutdown in 2015:
Severance and related costs	1,096		(1,096)
Other qualified exit costs	2,750	499	(2,816)	433
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs	184		(81)	103
Consumer Group facilities shutdown in 2014:
Severance and related costs	445		(46)	399
Other qualified exit costs	52		(39)	13
Global Finishes Group exit of business in 2014:
Severance and related costs	430		(430)
Other qualified exit costs	353	430	(600)	183
Severance and other qualified exit costs for facilities shutdown prior to 2014	1,755	103	(648)	1,210
Totals	$7,077	$3,038	$(6,267)	$3,848

(Thousands of dollars) Exit Plan	Balance at December 31, 2014	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2015
Paint Stores Group stores shutdown in 2015:
Other qualified exit costs		$168	$(156)	$12
Global Finishes Group stores shutdown in 2015:
Severance and related costs		1,341	(245)	1,096
Other qualified exit costs		6,988	(4,238)	2,750
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs	$280	142	(238)	184
Consumer Group facilities shutdown in 2014:
Severance and related costs	2,732	466	(2,753)	445
Other qualified exit costs	781	6	(735)	52
Global Finishes Group exit of business in 2014:
Severance and related costs	104	326		430
Other qualified exit costs	1,080	324	(1,051)	353
Paint Stores Group facility shutdown in 2013:
Severance and related costs	654		(654)
Other qualified exit costs	1,205		(411)	794
Global Finishes Group stores shutdown in 2013:
Severance and related costs	28		(28)
Other qualified exit costs	138		(138)
Severance and other qualified exit costs for facilities shutdown prior to 2013	1,514		(553)	961
Totals	$8,516	$9,761	$(11,200)	$7,077

Exit Plan	Balance at December 31, 2013	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2014
Paint Stores Group stores shutdown in 2014:
Other qualified exit costs		$280		$280
Consumer Group facilities shutdown in 2014:
Severance and related costs		4,028	$(1,296)	2,732
Other qualified exit costs		781		781
Global Finishes Group exit of business in 2014:
Severance and related costs		2,500	(2,396)	104
Other qualified exit costs		2,267	(1,187)	1,080
Paint Stores Group facility shutdown in 2013:
Severance and related costs	$977	2,126	(2,449)	654
Other qualified exit costs		1,499	(294)	1,205
Consumer Group facilities shutdown in 2013:
Severance and related costs	598	97	(695)
Global Finishes Group stores shutdown in 2013:
Severance and related costs	33		(5)	28
Other qualified exit costs	220		(82)	138
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs	123		(123)
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	244		(51)	193
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,177		(1,863)	314
Other qualified exit costs	83			83
Other qualified exit costs for facilities shutdown prior to 2012	1,365		(441)	924
Totals	$5,820	$13,578	$(10,882)	$8,516